Other Assets - Summary of Other Assets (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Non-current
Capital advance	₨ 9,971	$ 131	₨ 7,497
Advances recoverable	72	1	142
Security deposits	7	0	8
Balances with government authorities	31	0	68
Total	10,081	133	7,715
Current
Advances recoverable	1,517	20	1,553
Balances with government authorities	1,484	20	825
Others	0	0	86
Total	₨ 3,001	$ 40	₨ 2,464